Ordinary Shares	12 Months Ended
Dec. 31, 2024
Ordinary Shares
Ordinary Shares

19. Ordinary Shares

In April 2017, the Company was incorporated as a limited liability company in the Cayman Islands. In July 2019, the Company became the holding company of the Group pursuant to the reorganization in 2019. In connection with the reorganization and issuance of Series C convertible redeemable preferred shares, 3,830,157,186 authorized shares of the Company were designated as Class A Ordinary Shares, and 240,000,000 authorized shares were designated as Class B ordinary shares. Each Class A Ordinary Share is entitled to one vote, and is not convertible into Class B Ordinary Shares under any circumstances. Each Class B Ordinary Share is entitled to ten votes, subject to certain conditions, and is convertible into one Class A Ordinary Share at any time by the holder thereof.

In August 2020, the Company completed its US IPO and 190,000,000 Class A Ordinary Shares were issued with proceeds of US$1,042,137, net of underwriter commissions and relevant offering expenses. Concurrently with completion of the IPO, 66,086,955 Class A Ordinary Shares were issued for a consideration of US$380,000. On August 7, 2020, the Company issued an additional 28,500,000 Class A Ordinary Shares upon the exercise of underwriters’ over-allotment option for a consideration of US$157,320.

All of the Preferred Shares (other than those beneficially owned by Mr. Li Xiang, the founder and the CEO of the Company) were automatically converted to 1,045,789,275 Class A Ordinary Shares immediately upon the completion of the IPO. Concurrently, all Preferred Shares beneficially owned by Mr. Li Xiang were automatically converted to 115,812,080 Class B Ordinary Shares.

In December 2020, the Company completed a follow-on offering of 108,100,000 Class A Ordinary Shares, which included 14,100,000 Class A Ordinary Shares issued in connection with the underwriters’ full exercise of their over-allotment option.

In May 2021, the Company issued 108,557,400 Class B Ordinary Shares as treasury shares to Mr. Li Xiang, the Company’s founder and chief executive officer, pursuant to the Company’s 2021 Share Incentive Plan.

19. Ordinary Shares (Continued)

In August 2021, the Company completed its HK IPO and 100,000,000 Class A Ordinary Shares were issued with proceeds of HK$11,633,130, net of underwriter commissions and relevant offering expenses. In September 2021, the Company issued an additional 13,869,700 Class A Ordinary Shares upon the exercise of underwriters’ over-allotment option for a consideration of HK$1,634,462.

On June 28, 2022, the Company filed a prospectus supplement in the United States to sell up to an aggregate of US$2,000,000 of ADSs, each representing two Class A ordinary shares, through the ATM Offering on the Nasdaq Global Select Market. On September 27, 2023, the Company terminated the equity distribution agreement dated June 28, 2022 between the Company and certain sales agents in connection with the ATM Offering, effective immediately after the close of business on the same day, U.S. Eastern Time. The Company terminated the ATM Offering because it does not intend to further raise additional capital or sell additional securities under the ATM Offering. Under the ATM Offering, a total of 27,004,858 Class A ordinary shares were legally issued and the proceeds has been received by the Company.

As of December 31, 2024, the Company issued 63,300,000 Class A Ordinary Shares as treasury shares for future exercise of share options and vesting of RSUs. As of December 31, 2024, 30,835,538 share options that fulfilled the vesting conditions were exercised and 26,708,116 RSUs that fulfilled the vesting conditions were vested.

As of December 31, 2023 and 2024, the Company had issued and outstanding ordinary shares of 1,985,662,930 and 2,007,706,522.